Employee Benefit Plans (Target Allocation And Actual Weighted-Average Asset Allocation Of Plan Assets) (Details)	Dec. 31, 2019	Dec. 31, 2018
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation	30.00%	29.00%
Target plan asset allocation	30.00%	30.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation	67.00%	67.00%
Target plan asset allocation	67.00%	67.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation	3.00%	4.00%
Target plan asset allocation	3.00%	3.00%